Noninterest income (Tables)	6 Months Ended
Sep. 30, 2020
Summary of Noninterest Income
Details of Noninterest income for
t
he six months ended September 30, 2019 and 2020 are as follows:

	Six months ended September 30,
	2019	2020
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	64,498	78,441
Deposits-related business (1)	7,570	7,408
Lending-related business (2)(4)	68,609	79,619
Remittance business (1)	56,075	54,785
Asset management business (1)	48,291	45,948
Trust-related business (1)	56,459	54,425
Agency business (1)	15,152	15,064
Guarantee-related business (3)	13,898	15,560
Fees for other customer services (1)	73,440	77,067

Total Fee and commission income	403,992	428,317

Foreign exchange gains (losses)—net (3)	27,923	22,785
Trading account gains (losses)—net (2)	395,405	257,591
Investment gains (losses)—net:
Debt securities (3)	31,092	46
Equity securities (3)	(126,648)	266,119
Equity in earnings (losses) of equity method investees-net (3)	22,066	5,788
Gains on disposal of premises and equipment (3)	1,693	6,849
Other noninterest income (2)(5)	34,839	23,715

Total	790,362	1,011,210

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.